Property and Equipment, Net - Schedule of Property and Equipment, Net (Details)		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property and equipment, net
Property and equipment, gross		¥ 69,022,636		¥ 69,428,723
Less: accumulated depreciation and amortization		(36,261,660)		(32,924,739)
Property and equipment, net		32,760,976	$ 4,749,895	36,503,984
Building
Property and equipment, net
Property and equipment, gross	[1]	53,049,213		53,049,213
Computer equipment
Property and equipment, net
Property and equipment, gross		2,842,992		2,993,047
Furniture, fixtures and office equipment
Property and equipment, net
Property and equipment, gross		1,620,039		1,604,816
Motor vehicles
Property and equipment, net
Property and equipment, gross		1,469,021		1,469,021
Software
Property and equipment, net
Property and equipment, gross		1,565,195		1,701,584
Leasehold Improvements
Property and equipment, net
Property and equipment, gross		¥ 8,476,176		¥ 8,611,042

[1]	Huanqiuyimeng entered into a two-year Commercial Loan Facility (the “Facility”) with China Minsheng Bank Beijing Branch. The Facility is pledged by the real estate property owned by ATA Education, see Note 5 for details.